--------------------------------------------------------------------------------
LIBERTY TAX-EXEMPT FUND        Semiannual Report
--------------------------------------------------------------------------------

May 31, 2000

[COVER PHOTO]

President's Message

Dear Shareholder:

You may have noticed that your Fund has a new name. Beginning July 14, the names of our funds changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of the Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

Volatility was the watchword for the municipal markets during the past six months. Early in the period, interest rates were rising. Yields on most bonds followed suit, and as they rose, bond prices fell. The higher rates and yields were prompted by the Federal Reserve, which was concerned that robust economic growth could ignite higher levels of inflation. The Fed attempted to cool the economy and douse the inflationary sparks by raising key short-term lending rates by 0.25% in both February and March 2000.

Later, the municipal markets rallied. Although the Fed boosted short-term interest rates again in May -- this time, by 0.50% -- investors viewed it as a positive move. Convinced that the central bankers were quite determined to keep the economy and inflation from overheating, investors took some pressure off municipal bond yields and prices recovered to some extent.

The Fund's performance was affected by the general market volatility and by an above-average allocation to high-yield securities. On the following pages, we discuss this in greater detail and explain why high-yield securities remain a key element of the Fund's long-term strategy.

As always, we thank you for choosing Liberty Tax-Exempt Fund for your portfolio and for giving us the opportunity to serve your investment needs.

Respectfully,


/s/ Stephen E. Gibson

Stephen E. Gibson
President

July 17, 2000

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

---------------------------
NOT FDIC  MAY LOSE VALUE
INSURED   NO BANK GUARANTEE
---------------------------

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

o Rapid economic growth and inflation worries dominated the fixed-income markets.

      The Federal Reserve continued a course of interest rate increases that began in June 1999. As rates rose, so did yields on most fixed-income securities. Because bond yields and prices move in opposite directions, most bonds lost value during the six-months ended May 31, 2000, and the effect was most pronounced for longer-term bonds and high-yield securities.

o Increased demand for municipal bonds served to limit impact of rising rates.

      As interest rates and bond yields climbed, investors showed greater interest in municipal bonds than they had since mid-1998. The increase in demand helped to keep municipal bond prices from declining as much as they otherwise might have. Overall, the municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, generated a total return of 1.02% for the six months.

Six-month cumulative total returns for the period ended 5/31/00(1)

            Without    With
             Sales     Sales
            Charge    Charge
-----------------------------
Class A     (0.19)%   (4.94)%
-----------------------------
Class B     (0.57)%   (5.43)%
-----------------------------
Class C     (0.50)%   (1.47)%
-----------------------------

(1) Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "With sales charge" returns include the maximum 4.75% sales charge for Class A shares and the maximum contingent deferred sales charge (CDSC) of 5% and 1% respectively, for Class B and C shares.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Net asset value per share
as of 5/31/00

Class A                $12.31
-----------------------------
Class B                $12.31
-----------------------------
Class C                $12.31
-----------------------------

Distributions declared from 11/30/99 to 5/31/00(2)

Class A                $0.335
-----------------------------
Class B                $0.288
-----------------------------
Class C                $0.297
-----------------------------

(2) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

--------------------------------------------------------------------------------
                           Portfolio Managers' Report
--------------------------------------------------------------------------------

SEC yields on 5/31/00

Class A                5.34%
-----------------------------
Class B                4.57%
-----------------------------
Class C                4.72%
-----------------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 4.57% for Class C shares.

Taxable-equivalent SEC yields on 5/31/00

Class A                8.84%
-----------------------------
Class B                7.57%
-----------------------------
Class C                7.81%
-----------------------------

Taxable-equivalent SEC yields are based on the maximum effect 39.6% federal income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occur when Adjusted Gross Income exceeds certain levels.

For the six months ended May 31, 2000, Liberty Tax-Exempt Fund generated a total return of negative 0.19 %, based on Class A shares without a sales charges. The Fund underperformed its peer group.(1) This was due to an above-average investment in higher-yield bonds, an area that proved problematic. It also resulted from credit problems for one of the Fund's health care bonds, a revenue bond for an Alabama health care system. Since that time, one hospital from that system has been sold and management has been replaced in the other.

Yield spreads continued to widen

Higher interest rates increase the cost of doing business for entities that borrow funds, and it is generally held that more financially sound entities can withstand this strain better than those that are financially weaker (i.e., have lower credit ratings). With the sustained rise in interest rates over the past year, investors have demanded ever-higher yields from low-rated or noninvestment-grade bonds, as compensation for the increasing risk. In addition, the health care industry was negatively impacted by cutbacks in Medicare and other federally funded programs. Many noninvestment-grade hospital bonds were affected and the debility carried over to other high-yield issues. The general outcome was a widening of the difference or "spread" between the yields of high- and low-quality bonds.

Wider yield spreads translated into additional income from the Fund's high-yield bonds. However, since bond yields and prices move in opposite directions, it also meant lower prices for these holdings. Despite the drag on performance, high-yield bonds continue to be an important part of our approach, for a number of reasons. First, our high-yield holdings are solid credits that should, in our opinion, recover nicely once pressure is taken off this segment of the market. Second, they provide above-average income for shareholders. Third, if interest rates subside -- as we believe they will -- the yield spread between high- and lower-quality bonds should narrow. This, in turn, should trigger price gains for high-yield securities.

Neutral duration took the edge off rising rates

Duration measures a fund's sensitivity to changes in interest rates. The shorter the duration, the less impact changing interest rates should have on the dollar value of the portfolio. To mitigate the impact of advancing rates during the past six months, we shortened the Fund's duration, utilizing short-term, defensive tactics. For most of the

(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper Municipal Debt Fund Category was 0.31% for the six months ended May 31, 2000.

--------------------------------------------------------------------------------
Portfolio Managers' Report (continued)
--------------------------------------------------------------------------------

period, we tried to keep the Fund's duration neutral to its peer group but took steps to lengthen it toward the end of the period, in line with our longer-term outlook.

Expecting better conditions in the future

Although the first half of fiscal 2000 has been a difficult period for municipal bonds, our outlook is quite positive. The Federal Reserve continues to be proactive in the battle against higher inflation. It appears to us that some of the issues that most concerned the Fed, such as higher energy prices and mounting employment costs, have worked their way through the system and no longer pose major threats. Productivity gains continue, and excess production capacity worldwide should help to keep prices down. In addition, we have seen the first signs -- in housing, retail and manufacturing activity reports, and the pullback in U.S. equity markets -- that the domestic economy may be weakening.

We expect to see more indications of slowing in the coming months and so have positioned the Fund for a more favorable long-term environment. We believe that if the economy loses some of its vigor, interest rates could fall, allowing bond prices to rally. The gains would be greatest for longer-term securities and high-yield securities. At this juncture, the Fund is invested primarily in investment-grade securities that mature in 15 years or longer. Going forward, we will be looking for an opportune time to increase our commitment to securities at the long-end of the maturity spectrum and for more opportunities to purchase high-yield bonds that may benefit from slower growth, lower interest rates and a stronger bond market.


/s/ William Loring                                   /s/ Brian Hartford
William Loring                                       Brian Hartford

William Loring and Brian Hartford are portfolio co-managers of Liberty Tax-Exempt Fund and are senior vice presidents of Colonial Management Associates, Inc., the Advisor.

The Fund involves certain risks, such as credit risks associated with lower-rated bonds and changes in interest rates. High-yield municipal bond investing carries increased credit risks.

Quality breakdown as of 5/31/00

AAA                      55.1%
------------------------------
AA                        8.1%
------------------------------
A                         7.8%
------------------------------
BBB                       7.4%
------------------------------
BB                        1.0%
------------------------------
B                         0.2%
------------------------------
Nonrated                 19.1%
------------------------------
Cash equivalents          1.3%
------------------------------

Maturity breakdown as of 5/31/00

0-1 year                  0.1%
------------------------------
1-3 years                 3.7%
------------------------------
3-5 years                 1.8%
------------------------------
5-7 years                 0.5%
------------------------------
7-10 years                3.9%
------------------------------
10-15 years              18.9%
------------------------------
15-20 years              27.8%
------------------------------
20-25 years              24.1%
------------------------------
25+ years                17.9%
------------------------------
Cash equivalents          1.3%
------------------------------

Quality and maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Services, Inc. or Fitch Investors Service, Inc.

Maturity breakdown is based on each security's effective maturity, which reflects pre-refunding, mandatory puts and other conditions that affect a bond's maturity.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and maturity breakdowns in the future.

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Average Annual Total Returns as of 5/31/00

Share Class                    A                         B                        C
Inception Date              10/1/84                   5/5/92                   8/1/97
-----------------------------------------------------------------------------------------------
                       Without      With        Without      With        Without     With
                        Sales       Sales        Sales       Sales        Sales      Sales
                       Charge      Charge       Charge      Charge       Charge     Charge
-----------------------------------------------------------------------------------------------
 Six months            (0.19)%     (4.94)%      (0.57)%     (5.43)%      (0.50)%    (1.47)%
(cumulative)
-----------------------------------------------------------------------------------------------
 1 year                (4.22)      (8.77)       (4.93)      (9.48)       (4.79)     (5.70)
-----------------------------------------------------------------------------------------------
 5 years                4.00        2.99         3.22        2.90         3.64       3.64
-----------------------------------------------------------------------------------------------
 10 years               5.91        5.40         5.28        5.28         5.73       5.73
-----------------------------------------------------------------------------------------------

Average Annual Total Returns as of 3/31/00

Share Class                    A                         B                        C
-----------------------------------------------------------------------------------------------
                       Without      With        Without      With        Without     With
                        Sales       Sales        Sales       Sales        Sales      Sales
                       Charge      Charge       Charge      Charge       Charge     Charge
-----------------------------------------------------------------------------------------------
 Six months             0.27%      (4.50)%      (0.11)%    (4.99)%       (0.04)%    (1.01)%
(cumulative)
-----------------------------------------------------------------------------------------------
 1 year                (3.23)      (7.82)       (3.95)     (8.55)        (3.81)     (4.73)
-----------------------------------------------------------------------------------------------
 5 years                4.95        3.93         4.16       3.83          4.61       4.61
-----------------------------------------------------------------------------------------------
 10 years               6.19        5.68         5.57       5.57          6.02       6.02
-----------------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0% and the Class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor of its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception dates of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class shares would have been lower.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds - 96.5%                                  PAR          VALUE
--------------------------------------------------------------------------------

EDUCATION - 1.6%

Education - 1.5%
AL Alabama Agricultural &
   Mechanical University,
   Series 1998,
   5.250% 11/1/12                                 $    3,710     $    3,572
AL State University Revenue,
   Auburn University,
   7.000% 6/1/11                                       1,000          1,037
MA Health and Educational
   Facilities Authority,
   Amherst College,
   Series E,
   6.750% 11/1/15                                      1,000          1,044
MA State College Building Authority,
   Series 1999 A:
   (a) 5/1/19                                          7,710          2,451
   (a) 5/1/20                                          7,750          2,306
MA State Development Finance Agency,
   Boston University,
   Series 1999 P,
   5.450% 5/15/59                                      3,710          3,091
MA State Industrial Finance Agency,
   Tabor Academy,
   Series 1998,
   5.400% 12/1/28                                      1,535          1,274
MN Victoria, Holy Family Catholic
   High School,
   Series 1999 A,
   5.850% 9/1/24                                       2,250          1,989
NY State Dormitory Authority,
   New York University,
   Series 1998 A,
   5.750% 7/1/27                                      11,490         11,250
PA State Higher Educational
   Facilities Authority,
   University of Pennsylvania,
   Series 1998,
   4.500% 7/15/21                                      1,405          1,112
PR Commonwealth of Puerto Rico,
   Ana G. Mendez University System,
   Series 1999,
   5.375% 2/1/29                                       1,550          1,314
                                                                 ----------
                                                                     30,440
                                                                 ----------
Student Loan - 0.2%
LA State Public Facility Authority,
   Series A,
   6.750% 9/1/06 (b)                                   1,545          1,607
VT State Student Assistance
   Financing Program, Series B,
   6.700% 12/15/12                                     2,000          2,068
                                                                 ----------
                                                                      3,675
                                                                 ----------
--------------------------------------------------------------------------------
HEALTHCARE - 14.1%

Congregate Care Retirement - 0.3%
NH State Higher Educational
   & Health Facilities Authority,
   Rivermead at Peterborough,
   Series 1998,
   5.500% 7/1/13                                       2,640          2,251
WA Clackamas County Hospital
   Facilities Authority,
   Willamette View,
   Series 1999 A,
   7.500% 11/1/29                                      5,000          4,831
                                                                 ----------
                                                                      7,082
                                                                 ----------
Health Services - 0.3%
MA State Development Finance
   Agency, Boston Biomedical
   Research Institute, Series 1999,
   5.650% 2/1/19                                       1,000            860
WI State Health & Educational
   Facilities Authority, Marshfield
   Clinic, Series 1999,
   6.250% 2/15/29                                      5,600          5,454
                                                                 ----------
                                                                      6,314
                                                                 ----------
Hospital - 7.4%
AL Alabama Special Care Facilities
   Authority, Montgomery Healthcare,
   Series 1989,
   11.000% 10/1/19 (c)                                10,618            531
AR Baxter County, Baxter County
   Regional Hospital, Series 1999 B,
   5.625% 9/1/28                                       2,000          1,588
AR Conway Health Facilities Board,
   Conway Regional Medical Center:
   Series 1999 A:
   6.400% 8/1/29                                       1,725          1,530
   Series 1999 B:
   6.400% 8/1/29                                       4,150          3,681
AZ State Health Facilities Authority,
   Catholic Healthcare West,
   Series 1999 A,
   6.625% 7/1/20                                       7,000          6,755
CA State Health Facilities Financing
   Authority, Cedars-Sinai
   Medical Center,
   Series 1999 A,
   6.125% 12/1/30                                      2,900          2,812

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                              PAR          VALUE
--------------------------------------------------------------------------------
FL Cape Canaveral Hospital District,
   Series 1998,
   5.250% 1/1/18                                  $    5,545     $    4,401
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare System,
   Series 1999,
   6.000% 10/1/26                                      6,550          6,131
GA Forsyth County Hospital
   Authority, Georgia Baptist
   Healthcare System,
   Series 1998,
   6.000% 10/1/08                                      1,000            959
IL Health Facility Authority,
   Series 1992 B, IFRN (variable rate),
   9.061% 5/1/21                                       4,800          5,136
IL State Development Finance
   Authority, Adventist Health
   System, Series 1999,
   5.500% 11/15/20                                    12,000          9,626
IN State Health Facilities Financing
   Authority, Riverview Hospital
   Project, Series 1999,
   5.500% 8/1/24                                         750            597
LA State Public Facilities Authority,
   Touro Infirmary, Series 1999,
   5.625% 8/15/29                                     10,790          8,442
MA State Health & Educational
   Facilities Authority, South Shore
   Hospital, Series 1999 F,
   5.750% 7/1/29                                      10,500          9,039
MD State Health & Educational
   Facilities Authority, University
   of Maryland Medical System,
   6.750% 7/1/30                                       2,000          1,972
MI Dickinson County HealthCare
   System, Series 1999:
   5.700% 11/1/18                                      1,800          1,454
   5.800% 11/1/24                                      2,670          2,053
MI State Hospital Finance Authority,
   Memorial Healthcare Center:
   Series 1999,
   5.750% 11/15/15                                       500            425
   5.875% 11/15/21                                       260            216
MN Marshall, Weiner Memorial
   Medical Center, Series 1999,
   6.000% 11/1/28                                      1,700          1,341
MN Monticello-Big Lake Community
   Hospital District,
   5.750% 12/1/19                                      2,000          1,888
MS Medical Center Building Corp.,
   University of Mississippi Medical
   Center, Series 1998,
   5.500% 12/1/23                                      5,550          5,189
MT State Health Facility Authority,
   Hospital Facilities, Series 1994,
   IFRN (variable rate)
   5.837% 2/15/25                                      6,000          4,635
NC State Medical Care Commission,
   Gaston Health Care, Series 1998,
   5.000% 2/15/29                                      3,785          2,961
NH State Higher Educational &
   Health, Series 1998,
   5.800% 5/1/18                                       1,470          1,172
NV Henderson, Catholic Healthcare
   West, Series 1999 A,
   6.750% 7/1/20                                       3,200          3,087
NY State Dormitory Authority,
   Mount Sinai Health Obligation
   Group, Series 2000,
   6.500% 7/1/25                                       2,800          2,815
OH Belmont County, East Ohio
   Regional Hospital, Series 1998,
   5.700% 1/1/13                                       1,825          1,524
OH Franklin County, Doctors Ohio
   Health Corp., Series 1998 A,
   5.600% 12/1/28                                     12,000          8,501
OH Highland County Joint Township
   Hospital District, Series 1999,
   6.750% 12/1/29                                      1,500          1,266
OR Clackamas County Hospital
   Facilities Authority, Series 1999,
   5.500% 2/15/13                                      7,405          7,187
TX Bexar County Health Facilities
   Development Corp, Baptist
   Health System:
   6.000% 11/15/11                                     1,780          1,835
   6.000% 11/15/12                                     1,065          1,096
TX Harris Count Health Facilities
   Development Authority,
   Series 1999,
   6.048% 7/1/19                                       9,000          7,295
TX Lufkin Health Facilities
   Development Corp., Memorial
   Health Systems of East Texas,
   Series 1998,
   5.700% 2/15/28                                      2,500          1,893
TX Richardson Hospital Authority,
   Baylor Richardson Medical
   Center, Series 1998,
   5.625% 12/1/28                                      2,000          1,530

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                              PAR          VALUE
--------------------------------------------------------------------------------

VA Danville Industrial Development
   Authority, Danville Regional
   Medical Center,
   Series 1998,
   5.250% 10/1/28                                 $    9,500     $    8,467
VA Fairfax County Industrial
   Development Authority,
   Inova Health System,
   Series 1993 A,
   5.000% 8/15/23                                     14,130         12,119
VA Henrico County Industrial
   Development Authority,
   Bon Secours Health,
   6.000% 8/15/16                                      5,000          5,125
VA Norfolk Industrial Development
   Authority, Sentara Hospital,
   Series A,
   6.500% 11/1/13                                      2,500          2,612
VT State Educational & Health
   Buildings Authority, Springfield
   Hospital, Series A,
   7.750% 1/1/13                                       1,890          2,008
                                                                 ----------
                                                                    152,894
                                                                 ----------
Intermediate Care Facilities - 0.6%
IL State Development Finance
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
   7.125% 6/1/34                                       2,450          2,150
IN State Health Facilities Financing
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
   7.125% 6/1/34                                      10,150          8,907
PA State Economic Development
   Financing Authority, Northwestern
   Human Services, Inc.,
   Series 1998 A,
   5.250% 6/1/14                                       2,000          1,666
                                                                 ----------
                                                                     12,723
                                                                 ----------
Nursing Home - 5.4%
CA San Diego Industrial Development,
   Carmel Health,
   8.750% 12/1/16                                      5,100          5,100
CO State Health Facilities Authority,
   American Housing Foundation, Inc.,
   Series 1990 A,
   10.250% 12/1/20 (c)                                 2,500          1,894
DE State Economic Development
   Authority, Churchman Village Project,
   Series A,
   10.000% 3/1/21                                      6,905          7,898
DE Sussex County, Healthcare Facility,
   Delaware Health Corp.,
   Series 1994 A,
   7.600% 1/1/24                                      14,155         12,651
FL Collier County Industrial
   Development
   Authority, Beverly Enterprises,
   Inc., Series 1991,
   10.750% 3/1/03                                        700            737
FL Gadsden County Industrial
   Development Authority, Florida
   Properties, Inc., Series 1988 A,
   10.450% 10/1/18                                     5,800          5,818
FL Palm Beach County, Beverly
   Enterprises-Florida, Inc.,
   Series 1984,
   10.000% 6/1/11                                      2,280          2,348
IA Marion, Kentucky Iowa Corp.
   Project, Series 1990,
   10.250% 1/1/20                                        935            935
IA State Finance Authority,
   Care Initiatives, Series 1998 B:
   5.500% 7/1/08                                       1,385          1,272
   5.750% 7/1/28                                       4,500          3,431
IN Gary Industrial Economic
   Development, West Side Health
   Care Center, Series 1987 A,
   11.500% 10/1/17                                     1,885          1,901
IN State Health Facilities Financing
   Authority, Metro Health Indiana,
   Inc. Project, Series 1998,
   6.400% 12/1/33                                      5,600          4,599
MA State Industrial Finance Agency,
   GF/Massachusetts Inc., Series 1994,
   8.300% 7/1/23                                      12,235         12,847
MA State Industrial Finance Agency,
   American Health Foundation Inc.,
   Series 1989,
   10.125% 3/1/19 (c)                                  3,053          2,168
MN Minneapolis, Walker Methodist
   Senior Services Group,
   Series 1998 A,
   5.875% 11/15/18                                     1,800          1,478
MN Sartell, Foundation for
   Healthcare, Series 1999 A,
   6.500% 9/1/16                                       1,500          1,324
MO St. Louis County Industrial
   Development Authority,
   Nursing Home, Cardinal Carberry
   Health Center, Series 1991,
   7.125% 3/20/23                                      2,000          2,037

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                              PAR          VALUE
--------------------------------------------------------------------------------

OH Ashtabula County First
   Mortgage, Village Square
   Nursing Center, Inc., 1985,
   12.000% 12/1/15                                $    1,190     $    1,190
OH Montgomery County,
   Grafton Oaks Limited Partners,
   Series 1986,
   9.750% 12/1/16                                        695            660
PA Cambria County Industrial
   Development Authority, Beverly
   Enterprises,
   10.000% 6/18/12                                     1,500          1,761
PA Chester County Industrial
   Development, Pennsylvania Nursing
   Home, Inc., Series 1989,
   10.125% 5/1/19 (c)                                 10,337          7,546
PA Delaware County Authority,
   Main Line and Haverford Nursing,
   Series 1992,
   9.000% 8/1/22                                       9,205          9,769
PA Lackawanna County Industrial
   Authority, Greenridge Nursing Center,
   10.500% 12/1/10                                     1,675          1,736
PA Luzerna County Industrial
   Development Authority, Millville
   Nursing Center,
   10.500% 12/1/12                                     3,450          3,559
PA Washington County Industrial
   Development Authority,
   Central States, Series 1989,
   10.250% 11/1/19                                     3,285          3,293
PA Wilkins Area Industrial Development
   Authority, Oakmont Nursing Center,
   Series 1984,
   10.000% 7/1/11                                        950          1,003
TN Metropolitan Government,
   Nashville & Davidson Counties
   Health & Education Facilities,
   Central States, Series 1989
   10.250% 11/1/19                                       745            747
TX Whitehouse Health Facilities
   Development Corporation,
   Oak Brook Health Care Center,
   Series 1989,
   10.000% 12/1/19                                     1,725          1,778
WA Kitsap County Housing Authority,
   Martha & Mary Nursing Home,
   7.100% 2/20/36                                     10,000         10,902
                                                                 ----------
                                                                    112,382
                                                                 ----------
--------------------------------------------------------------------------------
HOUSING - 14.3%

Assisted Living/Senior - 1.2%
DE Kent County, Heritage at Dover,
   Series 1999,
   7.625% 1/1/30                                       1,750          1,647
IL State Development Finance
   Authority, Care Institute, Inc.,
   8.250% 6/1/25                                      10,000         10,400
MN Roseville, Care Institute, Inc.,
   Series 1993,
   7.750% 11/1/23                                      2,975          2,655
NC State Medical Care Commission,
   DePaul Community Facilities
   Project, Series 1999,
   7.625% 11/1/29                                      2,000          1,897
TX Bell County Health Facilities
   Development Corp.,
   Care Institutions, Inc.,
   9.000% 11/1/24                                      7,585          8,069
                                                                 ----------
                                                                     24,668
                                                                 ----------
Multi-Family - 8.3%
AZ Mohave County Industrial
   Development Authority, Multifamily,
   Kingman Station Apartments,
   8.125% 10/1/26                                      2,755          2,800
AZ Phoenix Industrial Development
   Authority, Chris Ridge Village Project,
   Series 1992:
   6.750% 11/1/12                                        650            667
   6.800% 11/1/25                                      4,250          4,362
CO State Health Facilities Authority,
   Birchwood Manor, Series 1991 A,
   7.625% 4/1/26                                       1,835          1,860
DE Quaker Hill Housing Corp.,
   Multi-Family Housing,
   Quaker Hill Apartments,
   Series A,
   7.550% 8/1/21                                       6,225          6,432
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment
   Project, Series 2000,
   7.500% 7/1/40                                       6,175          6,116
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments, Series 2000 A,
   7.450% 7/1/40                                       3,000          2,947
FL Orange County Housing Finance
   Authority, Palms at Brentwood
   Apartments, Series 1998 K,
   6.500% 12/1/34                                      8,000          6,950

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                              PAR          VALUE
--------------------------------------------------------------------------------

GA Savannah Housing Authority,
   Multi-Family Housing, Plantation
   Oaks Apartments Project,
   Series 1986,
   9.625% 2/1/27                                  $    2,825     $    2,918
IL Carbondale, Mill Street
   Apartments, Series 1979,
   7.375% 9/1/20                                         790            803
IL Charleston Non-Profit Corp.,
   Cougills Manor Project,
   6.875% 7/1/20                                       1,656          1,660
IL East Moline Housing Finance
   Corp., Deerfield Woods
   Apartments,
   7.500% 8/1/21                                       2,250          2,288
LA Jefferson Housing Development,
   Corp., Multi-Family, Concordia
   Project, Series A,
   7.700% 8/1/22                                       2,570          2,661
LA New Orleans Housing Development
   Corp., Multi-Family Housing
   Mortgage, Southwood Patio,
   Series 1990-A,
   7.700% 2/1/22                                       2,375          2,482
MN Dakota County Housing &
   Redevelopment Authority,
   Series 1999:
   6.000% 11/1/09                                        300            282
   6.250% 5/1/29                                       5,180          4,539
MN Washington County Housing &
   Redevelopment Authority, Cottages
   of Aspen, Series 1992,
   9.250% 6/1/22                                       1,860          1,923
MN White Bear Lake, Birch Lake
   Townhomes Project:
   Series 1989 A,
   9.750% 7/15/19                                      2,185          2,226
   Series 1989 B,
   (a) 7/15/19 (d)                                       280            112
MO St. Louis Area Housing Finance
   Corp., Wellington Arms III,
   Series 1979,
   7.500% 1/1/21                                       1,925          1,933
MS Biloxi Urban Renewal, Biloxi
   Apartments Project, Series 1985:
   9.500% 12/1/05                                        840            867
   9.500% 12/1/10                                      1,235          1,275
   9.500% 12/1/15                                      1,970          2,034
NC Eastern Carolina Regional Housing
   Authority, New River Apartments-
   Jacksonville, Series 1994,
   8.250% 9/1/14                                       2,565          2,607
NC Raleigh Housing Authority,
   Cedar Point Apartments,
   Series 1999 A,
   5.875% 5/1/30                                       5,365          4,802
NE Omaha Housing Development
   Corp., Mortgage Notes,
   North Omaha Homes,
   7.375% 3/1/21                                       1,305          1,328
NJ State Housing & Mortgage
   Finance Agency,
   6.950% 11/1/13                                      3,500          3,661
NY Nyack Housing Assistance Corp.,
   Nyack Plaza Apartments,
   7.375% 6/1/21 (e)                                   2,523          2,472
PA Warren County Housing Finance
   Corp., Allegheny Manor,
   7.500% 2/1/21                                       1,228          1,259
Resolution Trust Corp., Pass Through
   Certificates, Series 1993-A,
   9.250% 12/1/16 (e)                                 61,712         61,893
TN Franklin Industrial Board,
   Landings Apartment Project,
   Series 1996 B,
   8.750% 4/1/27                                       3,490          3,595
TN Knoxville Community Development,
   Corp., Multiple Family Housing,
   Maple Oak Apartment Project,
   Series 1992,
   6.375% 10/15/08                                     2,510          2,528
TX Galveston Health Facilities Center,
   Driftwood Apartments,
   8.000% 8/1/23 (e)                                   1,850          1,843
TX Laredo Housing Development
   Corp., Number 1,
   7.375% 3/5/21                                       1,946          1,947
VA Alexandria Redevelopment &
   Housing Authority, Courthouse
   Commons Apartments:
   Series 1990 A,
   10.000% 1/1/21                                        760            692
   Series 1990 B,
   (a) 1/1/21 (d)                                        945            841
VA Fairfax County Redevelopment
   and Housing Authority, Mt. Vernon
   Apartments, Series A,
   6.625% 9/20/20                                      1,500          1,552

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                              PAR          VALUE
--------------------------------------------------------------------------------

VA Norfolk Redevelopment & Housing
   Authority, Multi-Family Housing,
   Dockside, Series 1991 A:
   7.300% 12/1/16                                 $    1,315     $    1,363
   7.375% 12/1/28                                      1,940          2,012
WA Washington Housing Development
   Corporation, Parkview Apartments
   Project,
   7.500% 4/1/21                                       1,581          1,620
WI Milwaukee Housing Authority
   Mortgage, Windsor Court Project,
   Series 1986,
   8.700% 8/21/21                                      1,985          1,992
WY Rock Springs Housing Finance
   Corp., Bicentennial Association II,
   7.500% 5/1/20                                       1,070          1,088
                                                                 ----------
                                                                    159,232
                                                                 ----------
Single Family - 4.9%
AL State Housing Finance Authority,
   Series 1990-C,
   7.550% 4/1/16                                         365            374
CA State Housing Finance Authority,
   Series 1984 B,
   (a) 8/1/16                                            325             54
CO El Paso County Home Mortgage:
   Series 1987 C,
   8.300% 9/20/18                                        485            501
   Series 1987 D,
   8.150% 9/20/14                                        174            181
   Series 1988 A,
   8.375% 3/25/19                                        803            797
CO Housing Finance Authority,
   Single Family Housing, Series A,
   7.150% 1/1/14                                         805            820
CO State Housing Finance Authority:
   Series 1991 A,
   7.500% 5/1/29                                       3,675          3,835
   Series 1996 B-1,
   7.650% 11/1/26                                      1,920          2,048
   Series 1997 A-2,
   7.250% 5/1/27                                       2,735          2,884
   Series 1999 B-2,
   6.800% 4/1/30                                       3,000          3,127
   Series 1999 C-2,
   7.050% 4/1/31                                       7,000          7,552
   Series 2000 B-2,
   7.250% 10/1/31                                      1,000          1,076
FL Brevard County, Housing Finance
   Authority, Single Family Mortgage,
   Series 1985,
   (a) 4/1/17                                          1,770            327
FL Lee County Housing Finance
   Authority, Series 1996 A-1,
   7.350% 3/1/27                                       4,785          5,073
IA Finance Authority Single
   Family, Series 1992 B,
   6.950% 7/1/24                                       8,440          8,742
IL Chicago:
   Series 1996 B,
   7.625% 9/1/27                                       2,320          2,505
   Series 1997 A,
   7.250% 9/1/28                                       3,015          3,195
   Series 2000 A,
   7.150% 9/1/31                                       2,000          2,165
IL State Housing Development
   Authority:
   Series B,
   7.250% 8/1/17                                       1,290          1,314
   Series C,
   7.500% 8/1/17                                           5              5
MA State Housing Finance Agency
   Series 21,
   7.125% 6/1/25                                       5,855          5,984
MD State Community Development
   Administration, Department of
   Housing and Community
   Development Single Family Program:
   1st Series,
   7.300% 4/1/17                                         450            458
   3rd Series,
   7.250% 4/1/27                                         960            977
MN State Housing Finance Agency
   Single Family Mortgage, Series C,
   7.100% 7/1/11                                         145            149
MO State Housing Development
   Commission, Homeownership
   Loan Program:
   Series C:
   6.900% 7/1/18                                         580            592
   7.250% 9/1/26                                       3,555          3,735
   Series 1996 A,
   7.200% 9/1/26                                       5,725          5,904
   Series 1996 B,
   7.550% 9/1/27                                       6,000          6,244
   Series 1997 C-1,
   6.550% 9/1/28                                       1,105          1,140
   Series 1998 B-2,
   6.400% 3/1/29                                          40             40
NE Investment Finance Authority,
   Single Family Mortgage,
   Series 1990-2, IFRN (variable rate),
   10.415% 9/10/30                                     1,600          1,674

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                              PAR          VALUE
--------------------------------------------------------------------------------

NH State Housing Finance Authority,
   Single Family Resources Mortgage,
   Series 1989 B,
   7.700% 7/1/29                                  $    1,225     $    1,246
NM State Mortgage Finance
   Authority,
   Series 1999 D-2,
   6.750% 9/1/29                                       4,500          4,688
OH State Housing Finance Agency,
   Series A2, IFRN (variable rate),
   10.517% 3/24/31                                     3,600          3,753
OK State Housing Finance Agency,
   Series 1999 B-1,
   6.800% 9/1/16                                         995          1,034
TX Bexar County Housing Finance Corp.,
   GNMA Collateralized Mortgage,
   Series 1989 A,
   8.200% 4/1/22                                       2,180          2,226
TX State Department Housing &
   Community Affairs, Collateralized
   Home Mortgage,
   Series 1992-B2, IFRN (variable rate),
   8.345% 6/18/23                                      3,100          3,119
TX State Housing Agency Mortgage,
   Single Family, Series A,
   7.150% 9/1/12                                         115            119
UT State Housing Finance Agency,
   Single Family Mortgage:
   Senior Issue B-1,
   7.500% 7/1/16                                          10             10
   Senior Series F-1,
   7.400% 7/1/09                                          45             45
   Series 1990 C-2,
   7.950% 7/1/10                                          30             30
UT State Housing Finance Agency
   Single Family Mortgage:
   Senior A-1,
   6.900% 7/1/12                                         260            264
   Senior Issue B-2,
   7.000% 7/1/16                                         135            137
   Senior Issue D-2,
   7.250% 7/1/11                                         100            102
   Series E-1,
   6.950% 7/1/11                                         445            450
VA State Housing Authority
   Commonwealth Mortgage,
   Series A,
   7.100% 1/1/17                                       1,000          1,025
WI State Housing & Economic
   Development Authority, Series A,
   7.000% 9/1/09                                         985          1,009
WV State Housing Development
   Fund, Series 1992 B,
   7.200% 11/1/20                                      6,870          6,991
WY Community Development
   Authority, Single Family
   Mortgage, Series 1988 G,
   7.250% 6/1/21                                       1,195          1,226
                                                                 ----------
                                                                    100,946
                                                                 ----------
--------------------------------------------------------------------------------
INDUSTRIAL - 4.4%

Chemicals - 0.6%
IL Southwestern Illinois Development
   Authority, Sewer Facilities,
   Monsanto Co., Series 1991,
   7.300% 7/15/15                                      3,000          3,173
TN Humphreys County Industrial
   Development Board, E.I. du Pont
   de Nemours & Co., Series 1994,
   6.700% 5/1/24                                       9,000          9,305
                                                                 ----------
                                                                     12,478
                                                                 ----------
Food Products - 0.5%
FL Hendry County Industrial
   Development Authority,
   Savannah Foods & Industries,
   Series 1992,
   6.400% 3/1/17                                       1,000            879
MI State Strategic Fund,
   Michigan Sugar Co.:
   Carollton Project :
   Series 1998 B,
   6.450% 11/1/25                                      2,800          2,387
   Series 1998 C,
   6.550% 11/1/25                                      3,200          2,760
Sebewaing Project, Series 1998 A,
   6.250% 11/1/15                                      2,250          1,949
PA State Economic Development
   Financing Authority, USG Corp.,
   Series 1999,
   6.000% 6/1/31                                       2,500          2,214
                                                                 ----------
                                                                     10,189
                                                                 ----------
Forest Products - 0.7%
GA Wayne County Development
   Authority, Solid Waste Disposal,
   ITT Royonier, Inc., Series 1990,
   8.000% 7/1/15                                       2,500          2,556
IA Cedar Rapids,
   Weyerhaeuser Co. Project,
   9.000% 8/1/14                                       1,000          1,214
LA De Soto Parish, International
   Paper Co., Series A,
   7.700% 11/1/18                                      1,250          1,339

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                              PAR          VALUE
--------------------------------------------------------------------------------

MN International Falls, Boise
   Cascade Corp., Series 1999,
   6.850% 12/1/29                                 $    5,425     $    5,217
VA Bedford County Industrial
   Development Authority,
   Nekoosa Packaging Corp.,
   Series 1999 A,
   6.550% 12/1/25                                      3,500          3,387
                                                                 ----------
                                                                     13,713
                                                                 ----------
Manufacturing - 0.5%
CT State Development Authority,
   Pfizer, Inc. Project, Series 1994,
   7.000% 7/1/25                                       3,000          3,226
IL Will-Kankakee Regional
   Development Authority, Flanders
   Corp./Precisionaire Project,
   Series 1997,
   6.500% 12/15/17                                     2,840          2,723
MN Brooklyn Park, TL Systems
   Corp., Series 1991,
   10.000% 9/1/16                                        305            344
MO State Development Finance
   Board, Proctor & Gamble Co.,
   Series 1999,
   5.200% 3/15/29                                      2,500          2,179
NV Henderson Public Improvement
   Trust, Integrated Coating
   Technology Corp., Series 2000,
   6.625% 11/1/10                                      1,921          1,537
VA State Small Business Financing
   Authority, Donsung America,
   Series 1998 A,
   7.250% 11/1/15 (c) (f)                              1,607            996
                                                                 ----------
                                                                     11,005
                                                                 ----------
Metals & Mining - 0.7%
IN State Development Finance
   Authority, Inland Steel Co.,
   Series 1996,
   7.250% 11/1/11                                      3,750          3,614
NV State Department of Business
   & Industry, Wheeling-Pittsburgh
   Steel Corp., Series 1999 A,
   8.000% 9/1/14                                       1,350          1,328
PA Bucks County Industrial
   Development Revenue,
   Jorgensen Steel,
   9.000% 6/1/05                                       2,500          2,523
VA Peninsula Ports Authority,
   Ziegler Coal Project,
   Series 1997,
   6.900% 5/2/22                                       7,500          6,394
                                                                 ----------
                                                                     13,859
                                                                 ----------
Oil And Gas - 1.4%
CA Los Angeles Regional Airport
   Improvement Corp., Los Angeles
   International Airport,
   6.800% 1/1/27                                       1,400          1,413
PA State Economic Development
   Financing Authority, Sun Co.,
   Inc., Series 1994 A,
   7.600% 12/1/24                                     27,500         28,495
                                                                 ----------
                                                                     29,908
                                                                 ----------
--------------------------------------------------------------------------------
OTHER - 14.0%

Other - 0.1%
AL Sewer & Utility,
   (a) 5/15/06 (g)                                        89              1
MD Baltimore, Park Charles Project,
   Series 1986,
   8.000% 1/1/10                                       1,255          1,295
                                                                 ----------
                                                                      1,296
                                                                 ----------
Refunded/Escrowed (h) - 13.9%
AK State Housing Financing Corp.,
   Series 1992-A,
   6.600% 12/1/23                                     11,750         11,987
AZ Maricopa County Industrial
   Development Authority, Advantage
   Point, Series 1996 A,
   6.625% 7/1/26                                       2,750          2,905
AZ Pima County Industrial
   Development Authority,
   8.200% 9/1/21                                      12,370         15,334
CA Palmdale Community
   Redevelopment Agency:
   Series D,
   8.000% 4/1/16                                       7,000          8,639
   Series 1986 A,
   8.000% 3/1/16                                       3,000          3,700
CA Perris Community Facilities
   District, Series 2-90,
   8.750% 10/1/21                                      6,165          8,321
CA Pomona, Series A,
   7.600% 5/1/23                                      10,000         11,878
CA Riverside County,
   8.300% 11/1/12                                     10,000         12,502
CO Mesa County,
   (a) 12/1/11                                         5,905          3,053

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                              PAR          VALUE
--------------------------------------------------------------------------------

CT State Health & Educational
   Facilities Authority, New Britain
   Hospital, Series 1991 A,
   7.750% 7/1/22                                  $      905     $      970
DC District Columbia Hospital,
   Washington Hospital Center
   Corp., Series 1990 A,
   9.000% 1/1/08                                       1,375          1,418
DE State Economic Development
   Authority, Riverside Hospital,
   Series 1992 A,
   9.500% 1/1/22                                       1,110          1,286
FL Clearwater Housing Authority,
   Hampton Apartments, Series 1994,
   8.250% 5/1/24                                       3,430          3,859
FL State Mid-Bay Bridge Authority,
   Series A,
   6.875% 10/1/22                                      2,000          2,225
IL Health Facility Authority, United
   Medical Center-Formerly,
   Series 1991:
   8.125% 7/1/06                                       2,315          2,442
   8.375% 7/1/12                                       1,500          1,635
IL State Health Facilities Authority,
   Edgewater Medical Center,
   Series A,
   9.250% 7/1/24                                       8,200          9,389
IN Purdue University, Student Fee,
   Series B,
   6.700% 7/1/15                                       1,100          1,193
IN St. Joseph County Hospital
   Authority, South Bend
   Memorial Hospital,
   9.400% 6/1/10                                       2,675          3,160
KY Trimble County, Louisville Gas
   & Electric Co., Series B,
   6.550% 11/1/20                                        130            137
MA State Health & Educational
   Facilities Authority,
   Lowell General Hospital,
   Series 1991 A,
   8.400% 6/1/11                                       2,500          2,634
MA State Health & Educational
   Facilities Authority, Corp. for
   Independent Living,
   8.100% 7/1/18                                       1,215          1,337
MA State Industrial Finance Agency:
   Belmont Home Care, Series 1995 A,
   9.270% 1/1/25                                      10,230         12,148
Seacoast Nursing Home,
   Series 1991,
   9.625% 12/1/21                                      4,945          5,409
MA State Turnpike Authority:
   Series A,
   5.000% 1/1/20                                      12,665         11,392
   Series 1993 A,
   5.125% 1/1/23                                       3,600          3,233
MA State,
   Series 1991 C,
   6.750% 8/1/09                                          10             10
MN Mille Lacs Capital Improvement
   Authority, Mille Lacs Band of
   Chippewa, Series 1992 A,
   9.250% 11/1/12                                      1,300          1,441
MO Hannibal Industrial
   Development Authority,
   Regional Healthcare Systems,
   Series 1992,
   9.500% 3/1/22                                       4,000          4,392
NC Eastern Municipal Power
   Agency, Series 1991 A,
   5.000% 1/1/21                                       4,535          4,082
NC Lincoln County,
   Lincoln County Hospital,
   9.000% 5/1/07                                         370            410
NV Reno Hospital, St. Mary's
   Regional Medical Center,
   Series 1991 A,
   6.700% 7/1/21                                       1,700          1,768
OK Oklahoma City Industrial
   & Cultural Facilities Trust,
   Hillcrest Health Center,
   6.400% 8/1/14                                       4,320          4,630
PA Convention Center Authority,
   Series 1989-A,
   6.000% 9/1/19                                      12,700         12,902
PA Montgomery County Industrial
   Development Authority, Assisted
   Living Facility, Series 1993 A,
   8.250% 5/1/23                                       1,390          1,508
PA Philadelphia Hospitals & Higher
   Educational Facilities Authority,
   Presbyterian Medical Center,
   Series 1993,
   6.500% 12/1/11                                      5,155          5,492
PA Westmoreland County Municipal
   Authority, Special Obligation,
   Series 1985,
   9.125% 7/1/10                                       2,915          3,256

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                              PAR          VALUE
--------------------------------------------------------------------------------

SC Piedmont Municipal Power
   Agency: Series 1988,
   (a) 1/1/13                                      $  18,585     $    8,641
   Series 1993,
   5.375% 1/1/25                                       3,960          3,689
TN Chattanooga Health Education
   and Housing Facilities Board,
   North Park Hospital Project,
   Series 1993,
   8.500% 2/1/23                                      40,320         44,218
TN Shelby County, Health,
   Education, & Housing Facilities
   Board, Open Arms Development
   Center:
   Series 1992 A,
   9.750% 8/1/19                                       4,060          5,116
   Series 1992 C,
   9.750% 8/1/19                                       4,050          5,103
TX State Research Laboratory
   Commission Finance Authority,
   Superconducting Super Collider,
   Series 1991,
   6.950% 12/1/12                                     10,000         11,188
UT Utah County Pollution
   Control, Series 1984 F2,
   10.500% 6/15/14                                     6,900          7,300
WA State Health Care Facilities
   Authority, Grays Harbor
   Community Hospital, Series 1993:
   7.200% 7/1/03                                         375            380
   8.025% 7/1/20                                       6,380          6,585
WA Tacoma Electric System,
   Series 1991 C, IFRN (variable rate),
   7.760% 1/2/15                                      10,000         10,550
WI State Health & Educational
   Facilities Authority, St. Luke's
   Medical Center Project, Series 1991,
   7.100% 8/15/19                                      2,550          2,667
                                                                 ----------
                                                                    287,514
                                                                 ----------
--------------------------------------------------------------------------------
OTHER REVENUE - 0.5%

Recreation - 0.2%
AK Anchorage, Ice Rink Revenue,
   Series 1998,
   6.250% 1/1/12                                       2,185          2,029
CO Metropolitan Football Stadium
   District, Series 1999 A,
   (a) 1/1/11                                          3,650          1,975
                                                                 ----------
                                                                      4,004
                                                                 ----------
Retail - 0.3%
NJ State Economic Development
   Authority, Glimcher Properties
   L.P. Project,
   6.000% 11/1/28                                      3,400          2,966
PA Bucks County, Industrial
   Development, Hechinger Co.,
   Series 1984,
   11.375% 11/15/04 (c)                                1,950          1,794
PA Philadelphia Authority for
   Industrial Development,
   Hechinger Co., Series 1983,
   11.375% 12/1/04 (c)                                 2,680          1,474
                                                                 ----------
                                                                      6,234
                                                                 ----------
--------------------------------------------------------------------------------
RESOURCE RECOVERY - 0.3%

Disposal - 0.2%
IL Development Finance Authority,
   Waste Management, Inc.,
   Series 1997,
   5.050% 1/1/10                                       2,500          2,100
MA Boston Industrial
   Development Finance
   Authority, Jet-A-Way, Inc.,
   10.500% 1/1/11                                      1,500          1,572
                                                                 ----------
                                                                      3,672
                                                                 ----------
Resource Recovery - 0.1%
MA State Industrial Finance
   Agency, Ogden Hill Project,
   Series 1998 A,
   5.400% 12/1/11                                      3,300          2,953
                                                                 ----------
--------------------------------------------------------------------------------
TAX-BACKED - 22.1%

Local Appropriated - 3.2%
IL Chicago Board Education, General
   Obligation Leases Certificates,
   Series 1992 A:
   6.000% 1/1/20                                       4,000          4,046
   6.250% 1/1/15 (i)                                   8,400          8,861
IN Beech Grove School Building Corp.,
   6.250% 7/5/16                                       2,265          2,388
IN Crown Point School Building Corp.,
   Series 2000:
   (a) 1/15/18 (i)                                     6,300          2,133
   (a) 1/15/19                                         6,500          2,059
NY State Dormitory Authority, Judicial
   Facilities, Series 1991 A,
   9.500% 4/15/14                                        905          1,035

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                              PAR          VALUE
--------------------------------------------------------------------------------

PA Philadelphia Municipal Authority,
   Series B,
   6.400% 11/15/16                                 $  39,190      $  40,731
TX Houston Independent School
   District Public Facilities Corp.:
   Series 1998 A,
   (a) 9/15/14                                         3,885          1,649
   Series 1998 B:
   (a) 9/15/14                                         6,790          2,914
   (a) 9/15/15                                         2,000            793
                                                                 ----------
                                                                     66,609
                                                                 ----------
Local General Obligations - 7.8%
AK North Slope Borough:
   Series A,
   (a) 6/30/08                                        11,400          7,226
   Series 1996 B,
   (a) 6/30/07                                        45,000         30,305
   Series 1998 A,
   (a) 6/30/09                                         6,500          3,877
   Series 1999 B,
   (a) 6/30/10                                        10,000          5,608
CA Benicia Unified School District,
   Series 1997 A,
   (a) 8/1/21                                          5,955          1,656
CA Golden West School Financing
   Authority, Series 1999 A:
   (a) 8/1/13                                          3,260          1,559
   (a) 8/1/14                                          4,810          2,146
CA Murrieta Valley Unified School
   District, Series 1998 A,
   (a) 9/1/11                                          2,195          1,197
CO Douglas County School District
   No. RE-1, Series 1996,
   7.000% 12/15/12                                     3,000          3,398
CO El Paso County School District
   No. 11, Series 1996:
   7.100% 12/1/16                                      2,105          2,415
   7.125% 12/1/20                                      7,350          8,461
CO Larimer, Weld & Boulder Counties
   School District, Series 1996,
   (a) 12/15/10                                        4,000          2,185
HI Honolulu City & County,
   Wastewater System Revenue,
   Series 1998,
   4.500% 7/1/28                                       6,000          4,583
IL Champaign County, Series 1999,
   8.250% 1/1/23                                       1,420          1,788
IL Chicago Board of Education:
   Series 1998 B-1,
   (a) 12/1/10                                         3,905          2,129
   Series 1998 B-1,
   (a) 12/1/13                                        13,400          5,977
   Series 1999 A,
   5.250% 12/1/17                                      5,000          4,679
   Series 1999 A,
   5.500% 12/1/26                                      7,000          6,556
   Series 1999 A,
   (a) 12/1/09                                         8,635          5,011
IL Coles & Cumberland Counties
   Unified School District, Series 2000,
   (a) 12/1/12                                         3,030          1,459
IL Du Page County Community
   High School District No. 99,
   Series 1998:
   (a) 12/1/10                                         2,245          1,224
   (a) 12/1/11                                         1,280            654
IL Lake & McHenry Counties
   United School District,
   Series 1998:
   (a) 2/1/09                                          2,355          1,434
   (a) 2/1/10                                          2,060          1,179
IL Lake County School District
   No. 56,
   9.000% 1/1/17                                      10,440         13,846
IL Will County Forest Preservation
   District, Series 1999,
   (a) 12/1/16                                         9,000          3,313
MA Boston,
   Series 1998 C,
   4.250% 11/1/18                                      5,290          4,137
MA Lowell,
   8.400% 1/15/09                                      1,000          1,042
NY New York City,
   Series 1997 A,
   7.000% 8/1/06                                       5,000          5,395
NY Yonkers,
   Series 1999 A,
   4.500% 12/1/17                                      2,000          1,646
PA Erie School District, Series 1998:
   (a) 9/1/12                                          5,780          2,825
   (a) 9/1/15                                          1,500            600
PA Westmoreland County,
   Series 2000 A,
   (a) 6/1/13                                          3,000          1,400
TX Austin Independent School
   District, Series 1998,
   (a) 8/1/14                                          4,000          1,710

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                              PAR          VALUE
--------------------------------------------------------------------------------

TX Frisco Independent School
   District, Series 1998 A,
   4.500% 8/15/29                                 $    1,490     $    1,135
TX Grapevine-Colleyville
   Independent School District,
   Series 1994,
   (a) 8/15/13                                         6,010          2,771
TX Houston Independent School
   District, Series 1999 A:
   4.750% 2/15/22                                      5,000          4,125
   4.750% 2/15/26                                      2,000          1,623
TX Hurst Euless Bedford
   Independent School District,
   Series 1994,
   6.500% 8/15/24                                      6,355          6,588
WA King & Snohomish Counties
   School District No. 417,
   Series 1998 B:
   (a) 6/15/14                                         1,800            780
   (a) 6/15/16                                         3,315          1,255
                                                                 ----------
                                                                    160,896
                                                                 ----------
Special Non-Property Tax - 3.9%
CA San Mateo County Transportation
   District, Series 1998 A,
   4.500% 6/1/17                                       8,000          6,747
IL Metropolitan Pier and Exposition
   Authority, McCormick Place
   Expansion Project,
   (a) 6/15/14                                         4,330          1,886
IL State Development Finance
   Authority, City of Marion Project,
   Series 1991,
   9.625% 9/15/21                                      5,520          4,140
MN Red Lake Band of Chippewa
   Indians, Series 1998,
   6.250% 8/1/13                                       2,100          1,914
NJ State Transportation Trust Fund
   Authority, Series B,
   7.000% 6/15/12                                     27,000         30,429
NY Metropolitan Transportation
   Authority, Series, 1998 A,
   4.500% 4/1/18                                       4,000          3,268
NY State Local Government
   Assistance Corp.: Series E,
   5.250% 4/1/16                                      15,060         14,313
   Series 1995 A,
   6.000% 4/1/24                                       3,500          3,443
PA Convention Center Authority,
   Series A,
   6.750% 9/1/19                                       5,000          5,297
WA Central Puget Sound Regional
   Transportation Authority,
   Series 1998,
   4.750% 2/1/28                                       5,000          4,012
WI State,
   Series 1999,
   5.250% 12/15/27                                     6,500          5,863
                                                                 ----------
                                                                     81,312
                                                                 ----------
Special Property Tax - 0.5%
CA Capistrano Unified School District,
   Ladera Community Facilities District
   No.98-2, Series 1999,
   5.750% 9/1/29                                       4,000          3,455
CA Riverside County Public
   Financing Authority,
   Redevelopment Projects,
   Series A,
   5.500% 10/1/22                                      1,200          1,029
CA Santa Margarita Water District,
   Series 1999,
   6.250% 9/1/29                                       4,200          3,906
FL Heritage Palms Community
   Development District, Series 1999,
   6.250% 11/1/04                                      1,350          1,338
                                                                 ----------
                                                                      9,728
                                                                 ----------
State Appropriated - 5.2%
NY State University Educational
   Facilities, State University of
   New York, Series 1990-A,
   7.500% 5/15/13                                      8,000          9,282
NY State Dormitory Authority,
   City University,
   Series 1990 C,
   7.500% 7/1/10                                      19,875         22,099
NY State Dormitory Authority:
   Series 1993 A:
   6.000% 7/1/20                                      13,350         13,365
   6.000% 7/1/20                                       6,140          6,270
NY State Dormitory Authority,
   State University Facilities,
   Series A,
   5.875% 5/15/17                                     28,240         28,772
NY State Dormitory Authority,
   State University Educational
   Facilities, Series 1998 B,
   4.500% 5/15/20                                     24,010         18,955
NY State Urban Development Corp.,
   University Facilities Grants,
   5.500% 1/1/15                                       5,265          5,081

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                              PAR          VALUE
--------------------------------------------------------------------------------
WV State Building Commission,
   Series 1998 A,
   5.375% 7/1/21                                  $    3,215     $    2,998
                                                                 ----------
                                                                    106,820
                                                                 ----------
State General Obligations - 1.5%
CA State,
   Series 1998,
   4.500% 12/1/24                                      5,250          4,155
FL State Board of Education:
   Series 1998 A,
   4.500% 6/1/21                                       3,000          2,376
   Series 1998 C,
   4.500% 6/1/18                                       7,430          6,093
   Series 1998 D,
   4.500% 6/1/24                                      10,000          7,767
MA Massachusetts Bay Transportation
   Authority, Series 1998,
   4.750% 3/1/21                                       4,865          4,037
MA State College Building
   Authority Project, Series A,
   7.500% 5/1/11                                       1,500          1,746
NV State,
   Series A,
   6.800% 7/1/12                                          60             63
PR Commonwealth of Puerto Rico,
   Series B,
   6.500% 7/1/15                                       2,650          2,919
TX State Public Finance Authority,
   Series 1997,
   (a) 10/1/13                                         4,000          1,852
                                                                 ----------
                                                                     31,008
                                                                 ----------
--------------------------------------------------------------------------------
TRANSPORTATION - 8.5%

Air Transportation - 0.2%
NJ State Economic Development
   Authority, Continental Airlines, Inc.,
   Series 1999,
   6.250% 9/15/19                                      5,400          4,853
Airport - 3.6%
CO Denver City & County Airport:
   Series A:
   8.500% 11/15/23                                     4,570          4,721
   8.750% 11/15/23                                     4,030          4,277
   Series B:
   7.250% 11/15/23                                     4,375          4,567
   7.250% 11/15/23                                     5,075          5,371
   Series C,
   6.500% 11/15/12                                    10,625         11,385
HI State, Airport System Revenue,
   Series 1991,
   6.900% 7/1/12                                       4,250          4,665
IL Chicago O'Hare International
   Airport, United Airlines, Inc.,
   Series 1999 A,
   5.350% 9/1/16                                       4,100          3,388
MA State Port Authority,
   Series 1999:
   6.966% 7/1/29                                       2,500          2,289
   7.416% 7/1/29 (e)                                   1,500          1,443
NC Charlotte,
   Series 1999,
   7.400% 6/15/22 (e)                                  1,000            963
NY Niagara Frontier Transportation
   Authority, Series 1999 A,
   5.625% 4/1/29                                       5,250          4,880
TX Dallas-Fort Worth Regional
   Airport, Series A,
   7.375% 11/1/11                                      6,000          6,507
VA Capital Region Airport
   Commission, Series B,
   8.125% 7/1/14                                      17,200         19,301
                                                                 ----------
                                                                     73,757
                                                                 ----------
Toll Facilities - 3.9%
CA San Joaquin Hills Transportation
   Corridor Agency, Series A,
   (a) 1/15/14                                        14,450          6,658
CO State Public Highway Authority,
   Arapahoe County, E470:
   Series B,
   (a) 9/1/11                                         17,685          9,084
   Series 1997 B,
   (a) 9/1/22                                          5,200          1,256
   Series 2000 B:
   (a) 9/1/18                                         14,000          4,529
   (a) 9/1/19                                         11,600          3,508
MA State Turnpike Authority:
   Series C:
   (a) 1/1/18                                          4,700          1,642
   (a) 1/1/20                                         15,000          4,598
   Series 1997 C,
   (a) 1/1/22                                          7,000          1,886
NJ State Turnpike Authority:
   Series 1991 C,
   6.500% 1/1/16                                      16,000         17,357
   Series C,
   6.500% 1/1/16                                       8,500          9,221

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                              PAR          VALUE
--------------------------------------------------------------------------------

NY Triborough Bridge &
   Tunnel Authority:
   6.125% 1/1/21                                  $    5,000     $    5,163
   Series 1992 Y,
   6.125% 1/1/21                                       8,500          8,777
OK State Turnpike Authority,
   Series 1998 A,
   5.250% 1/1/12                                       2,450          2,404
VA Richmond Metropolitan Authority,
   Series 1998,
   5.250% 7/15/22                                      4,400          4,014
                                                                 ----------
                                                                     80,098
                                                                 ----------
Transportation - 0.8%
CA San Francisco Bay Area Rapid Transit District,
   6.820% 7/1/26                                       5,000          4,387
MN Blaine, Consolidated Freightways, Inc.,
   Series 1998,
   5.150% 1/1/04                                       1,000            970
NY New York City Transportation
   Authority, Series 1999 A,
   5.250% 1/1/29                                      10,250          9,065
OH Toledo-Lucas County Port
   Authority, CSX Transportation,
   Inc., Series 1992,
   6.450% 12/15/21                                     1,950          1,864
                                                                 ----------
                                                                     16,286
                                                                 ----------
--------------------------------------------------------------------------------
UTILITY - 17.3%

Independent Power Producer - 1.3%
NY Port Authority of New York
   & New Jersey, KIAC Partners,
   Series 1996 IV:
   6.750% 10/1/19                                      7,300          7,300
   6.750% 10/1/11                                      1,500          1,526
NY Suffolk County Industrial
   Development Agency, Nissequogue
   Cogen Partners, Series 1998,
   5.500% 1/1/23                                       6,800          5,610
PA Economic Development Finance
   Authority, Colver Project, Series D,
   7.150% 12/1/18                                     10,000         10,077
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical
   & Environmental Cogeneration
   Facilities, AES Project,
   Series 2000,
   6.625% 6/1/26                                       2,800          2,816
                                                                 ----------
                                                                     27,329
                                                                 ----------
Investor Owned - 6.2%
AZ Pima County Industrial
   Development Authority,
   Tucson Electric Power Co.:
   Series A,
   6.100% 9/1/25                                       2,000          1,710
   Series 1988 A,
   7.250% 7/15/10                                      9,255          9,731
CT State Development Authority,
   Connecticut Light & Power Co.,
   Series 1993 A,
   5.850% 9/1/28                                       3,875          3,357
FL Pinellas County, Florida
   Power Corp.,
   7.200% 12/1/14                                      1,000          1,040
HI State Department Budget
   and Finance, Hawaiian Electric Co.:
   Series 1990 C,
   7.375% 12/1/20                                      5,965          6,149
   Series 1993 B, IFRN (variable rate),
   5.925% 12/15/23                                    10,000          8,000
IL Development Financial Authority,
   Pollution Control, Series 1991,
   7.250% 6/1/11                                       5,625          5,763
IL State Development Finance
   Authority, Commonwealth
   Edison Co. Project, Series D,
   6.750% 3/1/15                                       3,400          3,592
IN Petersburg, Indiana Power
   & Light Co., Series B,
   5.400% 8/1/17                                       5,000          4,782
LA De Soto Parish, Southwestern
   Electric Power Co., Series 1992,
   7.600% 1/1/19                                       6,000          6,360
MS State Business Finance Corp.,
   Systems Energy Resources Project,
   Series 1998,
   5.875% 4/1/22                                      12,000         10,095
MS State Business Finance Corp.,
   Systems Energy Resources, Inc.,
   Series 1999,
   5.900% 5/1/22                                       2,500          2,122
NJ Cape May County Industrial
   Pollution Control Financing
   Authority, Atlantic City Electric Co.
   Series 1994 A,
   7.200% 11/1/29                                      5,000          5,381
NV Clark County, Nevada Power Co.,
   Series 1992 A,
   6.700% 6/1/22                                      15,895         16,265

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                              PAR          VALUE
--------------------------------------------------------------------------------

NV Humboldt County Pollution
   Control, Idaho Power Co. Project,
   8.300% 12/1/14                                 $    1,875     $    2,060
NY State Energy Research &
   Development Authority,
   Brooklyn Union Gas Co.,
   Series 1993 B, IFRN (variable rate),
   7.869% 4/1/20                                      13,000         13,293
NY State Energy Research &
   Development Authority,
   Consolidated Edison Co.,
   Series 1994 A,
   7.125% 12/1/29                                      5,000          5,332
NY State Energy Research &
   Development Authority,
   Long Island Lighting Co.,
   Series 1991 A,
   7.150% 12/1/20                                      2,945          3,060
TX Brazos River Authority,
   Houston Light & Power Co.,
   Series A,
   6.700% 3/1/17 (i)                                  13,015         13,525
TX Matagorda County,
   Houston Light & Power Co.,
   6.700% 3/1/27                                       7,200          7,474
                                                                 ----------
                                                                    129,091
                                                                 ----------
Joint Power Authority - 5.6%
GA Municipal Electric
   Authority Power:
   Series Z,
   5.500% 1/1/20                                      26,100         25,160
   Series 1993 C,
   5.700% 1/1/19                                      20,000         19,706
   Series 1993 Z,
   5.500% 1/1/20                                       6,000          5,784
MA State Municipal Wholesale
   Electric Co., Series 1994 A,
   IFRN (variable rate),
   5.207% 7/1/16                                      22,900         18,120
NC Eastern Municipal Power Agency,
 Series 1999 D,
   6.700% 1/1/19                                       1,500          1,492
NC State Municipal Power Agency,
   Catawba No. 1:
   Series 1992,
   (a) 1/1/09                                         10,000          6,122
   Series 1998 A,
   5.500% 1/1/15                                       4,500          4,394
NE American Public Energy Agency,
   Public Gas Agency-Western Project,
   Series 1999 A,
   5.250% 6/1/11                                       3,540          3,372
SC Piedmont Municipal Power
   Agency: Series 1988,
   (a) 1/1/13                                         25,870         12,250
   Series 1993,
   5.375% 1/1/25                                      11,805         10,834
TX State Municipal Power Agency,
   (a) 9/1/08                                          4,500          2,844
WI Public Power, Inc., Series 1993 B,
   5.440% 7/1/14                                       5,400          5,144
                                                                 ----------
                                                                    115,222
                                                                 ----------
Municipal Electric - 1.4%
FL Orlando Utilities Commission,
   Series 1993-B, IFRN (variable rate),
   6.227% 10/6/13                                      5,000          4,913
LA De Soto Parish, Southwestern
   Electric Power Co.,
   7.600% 1/1/19                                       5,000          5,319
NC University of North Carolina
   at Chapel Hill,
   (a) 8/1/14                                          3,000          1,318
NY Long Island Power Authority,
   Series 2000 A,
   (a) 6/1/20                                          2,500            737
SD Heartland Consumers Power
   District, Series 1992,
   6.000% 1/1/17                                       5,600          5,742
TN Metropolitan Government,
   Nashville & Davidson Counties,
   Series 1996 A,
   (a) 5/15/09                                         5,250          3,185
WA Chelan County Public Utilities
   District Number 001 Consolidate,
   Series 1989 A, Division I,
   7.750% 7/1/21                                       4,500          4,611
WA Chelan County Public Utilities
   District No. 1, Columbia River
   Rock Hydroelectric,
   (a) 6/1/09                                          5,000          3,007
                                                                 ----------
                                                                     28,832
                                                                 ----------
Water & Sewer - 2.7%
CA Castaic Lake Water Agency,
   Series 1999 A,
   (a) 8/1/24                                          9,445          2,144
ID State Water Resource Board, Boise
   Water Corporation Series 1991,
   7.250% 12/1/21                                      6,000          6,254

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Municipal Bonds (continued)                              PAR          VALUE
--------------------------------------------------------------------------------
LA Public Facility Belmont Water
   Authority,
   9.000% 3/15/24 (c) (j)                         $    1,350     $    1,148
MA State Water Pollution
   Abatement Trust, Series 1999 A,
   6.000% 8/1/17                                      10,000         10,325
MA State Water Resources Authority,
   Series 1998 B,
   4.500% 8/1/22                                      24,000         18,972
MS Five Lakes Utility District,
   8.250% 7/15/24                                        760            608
NJ State Economic Development
   Authority, American Water Co.,
   Series 1994 A,
   6.875% 11/1/34                                     10,590         11,256
NY New York City Municipal
   Water Finance Authority
   Series 1999,
   6.420% 7/16/25                                      7,000          5,830
                                                                 ----------
                                                                     56,537
                                                                 ----------
TOTAL MUNICIPAL BONDS
   (cost of $2,065,709)                                           1,995,559
                                                                 ----------

Preferred Stocks - 0.6%                               SHARES
--------------------------------------------------------------------------------
HOUSING - 0.6%
Multi-Family
Charter Mac Equity Issue Trust, (e)                    4,000          3,760
MuniMae Equity Issue Trust, (k)                        8,000          8,000
                                                                 ----------
TOTAL PREFERRED
   (cost of $12,000)                                                 11,760
                                                                 ----------

Options - 0.2%                                      CONTRACTS
--------------------------------------------------------------------------------

September 2000 Treasury Bond Put,
   Strike price 92, Expiration 08/19/00              118,400          1,850
September 2000 Treasury Bond Call,
   Strike price 96, Expiration 09/19/00              114,000            908
September 2000 Treasury Bond Call,
   Strike price 98, Expiration 09/19/00              235,100          1,286
                                                                 ----------
TOTAL OPTIONS
   (cost of $5,411)                                                   4,044
                                                                 ----------
TOTAL INVESTMENTS
   (cost of $2,083,120) (l)                                       2,011,363
                                                                 ----------

Short-Term Obligations - 1.2%                            PAR          VALUE
--------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES (m)
CO State Educational & Cultural
   Facilities Authority,
   National Cable Television Center,
   Series 1999,
   4.250% 10/1/06                                  $     900     $      900
CO State Housing Finance
   Authority, Windridge
   Apartments, Series 1998,
   4.100% 2/15/28                                        300            300
IA Ottumwa,
   Ottumwa Regional Health Center,
   Inc., Series 1998,
   4.250% 10/1/06                                      1,375          1,375
IA State Finance Authority,
   Diocese of Sioux City,
   Series 1999,
   4.250% 3/1/19                                       2,125          2,125
IA State Higher Education Loan
   Authority, American Institute
   of Business, Series 1998,
   4.350% 11/1/13                                        755            755
IA State Higher Education Loan
   Authority, St. Ambrose University,
   Series 1999,
   4.350% 10/1/09                                      3,300          3,300
IA State Higher Education Loan
   Authority, Briar Cliff College,
   Series 1999,
   4.250% 6/1/19                                         430            430
IA Woodbury County,
   Siouxland Medical Educational
   Foundation, Series 1996,
   4.300% 11/1/16                                      1,200          1,200
ID State Health Facilities Authority,
   St. Lukes Regional Medical Facility,
   Series 1995,
   4.400% 5/1/22                                       1,030          1,030
IL State Development Finance
   Authority, Council for Jewish Elderly,
   Series 1995,
   4.300% 3/1/15                                         400            400
IL State Educational Facilities
   Authority,
   4.200% 12/1/25                                      1,020          1,020
IN Allen County,
   Golden Years Homestead, Inc.,
   Series 1996,
   4.250% 8/1/21                                       1,000          1,000

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands)

Short-Term Obligations (continued)                       PAR          VALUE
--------------------------------------------------------------------------------

IN Portage,
   Pedcor Investments, Series B,
   4.400% 8/1/30                                  $      370     $      370
IN State Hospital Equipment
   Finance Authority, Series A,
   4.250% 12/1/15                                        400            400
LA State Public Facility Authority,
   Kenner Hotel L.P.,
   Series 1985,
   4.450% 12/1/15                                      1,300          1,300
MN Minneapolis:
   Series 1996,
   4.100% 12/1/06                                      4,500          4,500
   Series 1999,
   4.100% 12/1/18                                        900            900
NY New York City Municipal Water
   Finance Authority,
   Series 1995 A,
   4.450% 6/15/25                                        600            600
NY New York City,
   4.450% 10/1/20                                        500            500
NY State Energy Research &
   Development Authority, Niagara
   Mohawk Power Corp., Series B,
   4.500% 7/1/27                                         600            600
SD Lower Brule Sioux Tribe,
   Series 1999,
   4.250% 12/1/11                                        500            500
TX Gulf Coast Waste Disposal
   Authority, Amoco Corp.,
   Series 1994,
   4.550% 6/1/24                                       1,400          1,400
TX Tarrant County Housing Finance
   Corp., Sierra Springs Apartments,
   Series 1999,
   4.250% 2/15/27                                        800            800
                                                                 ----------
                                                                     25,705
                                                                 ----------
Other Assets & Liabilities, Net - 1.5%                               29,906
--------------------------------------------------------------------------------
NET ASSETS - 100%                                                $2,066,974
                                                                 ==========

Notes to Investment Portfolio:
--------------------------------------------------------------------------------

(a)   Zero coupon bonds.

(b) This is a restricted security which was acquired on December 3, 1992 at a cost of $1,545. This security represents 0.1% of the Fund's net assets at May 31, 2000.

(c) This issuer is in default of certain debt covenants. Income is not being accrued.

(d) Accrued interest accumulates in the value of the security and is payable at redemption. The value of this security represents fair value as determined under procedures approved by the Trustees.

(e) This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2000, the value of this security amounted to $72,374 or 3.5% of net assets.

(f) This is a restricted security which was acquired on December 1, 1998 at a cost of $1,607. This security represents 0.0% of the Fund's net assets at May 31, 2000.

(g) The value of this security represents fair value as determined in good faith under the direction of the Trustees.

(h) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.

(i) These securities, or a portion thereof, with a total market value of $57,937, are being used to collateralize the open futures contracts indicated below.

(j) This is a restricted security which was acquired on March 22, 1994 at a cost of $1,350. This security represents 0.1% of the Fund's net assets at May 31, 2000.

(k) This is a restricted security which was acquired on May 30, 2000 at a cost of $8,000. This security represents 0.4% of the Fund's net assets at May 31, 2000.

(l)   Cost for federal income tax purposes is the same.

(m) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as May 31, 2000.

Long futures contracts open at May 31, 2000:

                       Par value                           Unrealized
                      covered by         Expiration       appreciation
       Type            contracts            month          at 5/31/00
  ---------------   --------------      ------------     ---------------
   Treasury Bond        56,000            September           $ 508
                                                         ---------------

            Acronym                             Name
            -------                  --------------------------
             IFRN                    Inverse Floating Rate Note

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets & Liabilities
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

Assets
Investments at value (cost $2,083,120)                  $2,011,363
Short-term obligations                                      25,705
                                                        ----------
                                                         2,037,068
Receivable for:
   Interest                                 $39,989
   Investments sold                          10,327
   Variation margin on futures                  543
   Fund shares sold                             160
Other                                           260         51,279
                                            -------     ----------
      Total Assets                                       2,088,347
Liabilities
Payable for:
   Investments purchased                     12,165
   Fund shares repurchased                    3,923
   Distributions                              3,411
Accrued:
   Management fee                               911
   Bookkeeping fee                               52
   Transfer agent fee                           335
   Deferred Trustees fees                        49
Other                                           527
                                            -------
        Total Liabilities                                   21,373
                                                        ----------
Net Assets                                              $2,066,974
                                                        ==========
Net asset value & redemption price per share -
   Class A ($1,827,949/148,468)                         $    12.31 (a)
                                                        ==========
Maximum offering price per share -
   Class A ($12.31/0.9525)                              $    12.92 (b)
                                                        ==========
Net asset value & offering price per share -
   Class B ($234,216/19,025)                            $    12.31 (a)
                                                        ==========
Net asset value & offering price per share -
   Class C ($4,809/391)                                 $    12.31 (a)
                                                        ==========
Composition of Net Assets
Capital paid in                                         $2,191,034
Overdistributed net investment income                       (1,904)
Accumulated net realized loss                              (50,907)
Net unrealized appreciation (depreciation) on:
   Investments                                             (71,757)
   Open futures contracts                                      508
                                                        ----------
                                                        $2,066,974
                                                        ==========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)   On sales of $50,000 or more the offering price is reduced.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
For the Six Months Ended May 31, 2000 (Unaudited)
(In thousands)

Investment Income
Interest                                                          $ 71,246
Expenses
Management fee                               $  5,726
Service fee                                     2,699
Distribution fee - Class B                        961
Distribution fee - Class C                         19
Transfer agent                                  1,789
Bookkeeping fee                                   318
Registration fee                                   30
Audit fee                                          11
Trustees fee                                       61
Custodian fee                                      (a)
Reports to shareholders                            27
Legal fee                                          70
Other                                             122
                                             --------
                                               11,833
Fees waived by the Distributor - Class C           (4)              11,829
                                             --------             --------
      Net Investment Income                                         59,417
                                                                  --------
Net Realized & Unrealized Gain (Loss)
on Portfolio Positions
Net realized loss on:
   Investments                                (20,247)
   Closed futures contracts                    (1,624)
                                             --------
      Net Realized Loss                                            (21,871)
Net change in unrealized appreciation /depreciation
   during the period on:
   Investments                                (42,893)
   Open futures contracts                         508
                                             --------
      Net Change in Unrealized
        Appreciation/Depreciation                                  (42,385)
                                                                  --------
      Net Loss                                                     (64,256)
                                                                  --------
Decrease in Net Assets from Operations                            $ (4,839)
                                                                  ========

(a)   Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(In thousands)

                                                    (Unaudited)
                                                     Six months        Year
                                                       ended           ended
                                                       May 31,      November 30,
                                                    ----------------------------
Increase (Decrease) in Net Assets                       2000            1999
--------------------------------------------------------------------------------

Operations:
Net investment income                               $   59,417      $  131,317
Net realized loss                                      (21,871)        (17,682)
Net change in unrealized
   appreciation/depreciation                           (42,385)       (214,317)
                                                    ----------      ----------
   Net Decrease from Operations                         (4,839)       (100,682)

Distributions:
From net investment income - Class A                   (51,278)       (115,905)
In excess of net investment income
   - Class A                                                --          (2,857)
From net realized gains - Class A                           --         (30,692)
In excess of net realized gains - Class A                   --          (9,502)
From net investment income - Class B                    (5,872)        (13,967)
In excess of net investment income
   - Class B                                                --            (344)
From net realized gains - Class B                           --          (4,419)
In excess of net realized gains - Class B                   --          (1,368)
From net investment income - Class C                      (120)           (193)
In excess of net investment income
   - Class C                                                --              (5)
From net realized gains - Class C                           --             (22)
In excess of net realized gains - Class C                   --              (7)
                                                    ----------      ----------
                                                       (62,109)       (279,963)
                                                    ----------      ----------
Fund Share Transactions:
Receipts for shares sold - Class A                     246,680         647,353
Value of distributions reinvested - Class A             27,998          94,482
Cost of shares repurchased - Class A                  (425,952)       (933,598)
                                                    ----------      ----------
                                                      (151,274)       (191,763)
                                                    ----------      ----------
Receipts for shares sold - Class B                       3,135          17,692
Value of distributions reinvested - Class B              3,127          12,150
Cost of shares repurchased - Class B                   (43,893)        (69,705)
                                                    ----------      ----------
                                                       (37,631)        (39,863)
                                                    ----------      ----------
Receipts for shares sold - Class C                         933           4,600
Value of distributions reinvested - Class C                105             195
Cost of shares repurchased - Class C                      (707)         (1,225)
                                                    ----------      ----------
                                                           331           3,570
                                                    ----------      ----------
Net Decrease from Fund
   Share Transactions                                 (188,574)       (228,056)
                                                    ----------      ----------
     Total Decrease                                   (250,683)       (508,019)

Net Assets
Beginning of period                                  2,317,657       2,825,676
                                                    ----------      ----------
End of period (net of overdistributed
   income of $1,904 and $4,051,
   respectively)                                    $2,066,974      $2,317,657
                                                    ==========      ==========
Number of Fund Shares
Sold - Class A                                          19,854          48,014
Issued for distributions reinvested - Class A            2,251           6,984
Repurchased - Class A                                  (34,173)        (69,593)
                                                    ----------      ----------
                                                       (12,068)        (14,595)
                                                    ----------      ----------
Sold - Class B                                             252           1,311
Issued for distributions reinvested - Class B              251             896
Repurchased - Class B                                   (3,523)         (5,242)
                                                    ----------      ----------
                                                        (3,020)         (3,035)
                                                    ----------      ----------
Sold - Class C                                              75             335
Issued for distributions reinvested - Class C                8              15
Repurchased - Class C                                      (56)            (92)
                                                    ----------      ----------
                                                            27             258
                                                    ----------      ----------

See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)

Note 1. Interim Financial Statements

In the opinion of management of Liberty Tax-Exempt Fund (formerly Colonial Tax-Exempt Fund) (the Fund), a series of Liberty Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

Note 2. Accounting Policies

Organization

The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                               Converts to
        Original purchase                     Class A shares
        --------------------------------      --------------
        Less than $250,000                       8 years
        $250,000 to less than $500,000           4 years
        $500,000 to less than $1,000,000         3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Determination of class net asset values and financial highlights

All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fees for Class B and Class C shares only.

Federal income taxes

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

Interest income, debt discount and premium

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)

Distributions to shareholders

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Note 3. Fees and Compensation Paid to Affiliates

Management fee

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro-rata portion of the combined average net assets of the Fund, Liberty Tax-Exempt Insured Fund and Liberty High Yield Municipal Fund as follows:

           Average Net Assets                                 Annual Fee Rate
           ------------------                                 ---------------
            First $1 billion                                       0.60%
            Next $2 billion                                        0.55%
            Next $1 billion                                        0.50%
            Over $4 billion                                        0.45%

The management fee applicable to the Fund was reduced by 0.05% annually of the average net assets of the Fund between $2 billion and $3 billion.

In addition, a further reduction was made based on the following schedule:

                                                           Cumulative Annualized
             Effective Date                                      Reduction
            ---------------                                ---------------------
            January 1, 1996                                        0.01%
            April 1, 1996                                          0.02%
            July 1, 1996                                           0.03%
            October 1, 1996                                        0.04%

Bookkeeping fee

The Advisor provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

           Average Net Assets                                Annual Fee Rate
           ------------------                                ---------------
            First $50 million                                   No Charge
            Next $950 million                                    0.035%
            Next $1 billion                                      0.025%
            Next $1 billion                                      0.015%
            Over $3 billion                                      0.001%

Transfer agent fee

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent Fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.

Underwriting discounts, service and distribution fees

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. During the six months ended May 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $1,808,542 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $832, $335,271 and $3,361, on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Other

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $26,134 of custodian fees were reduced by balance credits applied during the six months ended May 31, 2000. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
May 31, 2000 (Unaudited)

Note 4. Portfolio Information

Investment activity

During the six months ended May 31, 2000, purchases and sales of investments, other than short-term obligations, were $956,878,750 and $1,243,860,547 respectively.

Unrealized appreciation (depreciation) at May 31, 2000, based on cost of investments for both financial statements and federal income tax purposes was approximately:

        Gross unrealized appreciation                          $41,114,000
        Gross unrealized depreciation                         (112,871,000)
                                                              ------------
          Net unrealized depreciation                         $(71,757,000)
                                                              ============

Capital Loss Carryforwards

At November 30, 1999 capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                Year of                                       Capital loss
               expiration                                     carryforward
               ----------                                    --------------
                  2007                                       $   29,459,700

Other

The Fund has greater than 10% of its net assets at May 31, 2000 invested in New York.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

Note 5. Line of Credit

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended May 31, 2000.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    (Unaudited)
                                                            Six months ended May 31, 2000
                                                     -----------------------------------------------
                                                       Class A        Class B        Class C
----------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                $   12.670     $   12.670     $   12.670
                                                     ----------     ----------     ----------
Income from Investment Operations:
Net investment income                                     0.346          0.299          0.308(a)
Net realized and unrealized loss                         (0.371)        (0.371)        (0.371)
                                                     ----------     ----------     ----------
      Total from Investment Operations                   (0.025)        (0.072)        (0.063)
                                                     ----------     ----------     ----------
Less Distributions Declared to Shareholders:
From net investment income                               (0.335)        (0.288)        (0.297)
                                                     ----------     ----------     ----------
Net Asset Value - End of Period                      $   12.310     $   12.310     $   12.310
                                                     ----------     ----------     ----------
Total return (b)(c)                                       (0.19%)        (0.57%)        (0.50%)(d)
                                                     ==========     ==========     ==========
Ratios to Average Net Assets:
Expenses (e)(f)                                            1.00%          1.75%          1.60%(a)
Net investment income (e)(f)                               5.56%          4.81%          4.96%(a)
Portfolio turnover                                            5%             5%             5%
Net assets at end of period (in millions)            $    1,828     $      234     $        5

(a) Net of fees waived by the Distributor which amounted to $0.009 per share and 0.15% (annualized).

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)   Not annualized.

(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)   Annualized.

                                                            Year ended November 30, 1999
                                                     --------------------------------------------------
                                                       Class A        Class B        Class C
-------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                $   14.110     $   14.110     $   14.110
                                                     ----------     ----------     ----------
Income from Investment Operations:
Net investment income                                     0.680          0.579          0.599(a)
Net realized and unrealized loss                         (1.197)        (1.197)        (1.197)
                                                     ----------     ----------     ----------
      Total from Investment Operations                   (0.517)        (0.618)        (0.598)
                                                     ----------     ----------     ----------
Less Distributions Declared to Shareholders:
From net investment income                               (0.675)        (0.577)        (0.596)
In excess of net investment income                       (0.017)        (0.014)        (0.015)
From net realized gains                                  (0.176)        (0.176)        (0.176)
In excess of net realized gains                          (0.055)        (0.055)        (0.055)
                                                     ----------     ----------     ----------
      Total Distributions Declared to Shareholders       (0.923)        (0.822)        (0.842)
                                                     ----------     ----------     ----------
Net asset value - End of period                      $   12.670     $   12.670     $   12.670
                                                     ==========     ==========     ==========
Total return (b)                                          (3.87%)        (4.59%)        (4.45%)(c)
                                                     ==========     ==========     ==========
Ratios to Average Net Assets:
Expenses (d)                                               0.99%          1.74%          1.59%(a)
Net investment income (d)                                  5.09%          4.34%          4.49%(a)
Portfolio turnover                                           37%            37%            37%
Net assets at end of period (in millions)            $    2,034     $      279     $        5

(a) Net of fees waived by the Distributor which amounted to $0.020 per share and 0.15%.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01%.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                           Year ended November 30, 1998
                                                     --------------------------------------------------
                                                       Class A        Class B        Class C
-------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                $   13.750     $   13.750     $   13.750
                                                     ----------     ----------     ----------
Income from Investment Operations:
Net investment income                                     0.713          0.605          0.627(a)
Net realized and unrealized gain                          0.391          0.391          0.391
                                                     ----------     ----------     ----------
      Total from Investment Operations                    1.104          0.996          1.018
                                                     ----------     ----------     ----------
Less Distributions Declared to Shareholders:
From net investment income                               (0.726)        (0.621)        (0.642)
In excess of net investment income                       (0.018)        (0.015)        (0.016)
                                                     ----------     ----------     ----------
      Total Distributions Declared to Shareholders       (0.744)        (0.636)        (0.658)
                                                     ----------     ----------     ----------
Net Asset Value - End of Period                      $   14.110     $   14.110     $   14.110
                                                     ----------     ----------     ----------
Total return (b)                                           8.22%          7.40%          7.56%(c)
                                                     ==========     ==========     ==========
Ratios to Average Net Assets:
Operating expenses (d)                                     0.95%          1.70%          1.55%(a)
Interest expense                                            (e)            (e)            (e)
Total expenses (d)                                         0.95%          1.70%          1.55%(a)
Net investment income (d)                                  5.08%          4.33%          4.48%(a)
Portfolio turnover                                           26%            26%            26%
Net assets at end of period (in millions)            $    2,470     $      354     $        1

(a) Net of fees waived by the Distributor which amounted to $0.021 per share and 0.15%.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e)   Rounds to less than 0.00%.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                           Year ended November 30, 1997
                                                     ----------------------------------------------------
                                                       Class A        Class B      Class C(a)
---------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                $   13.550     $   13.550     $   13.860
                                                     ----------     ----------     ----------
Income from Investment Operations:
Net investment income                                     0.743          0.642          0.218
Net realized and unrealized gain (loss)                   0.194          0.194         (0.114)(b)
                                                     ----------     ----------     ----------
      Total from Investment Operations                    0.937          0.836          0.104
                                                     ----------     ----------     ----------
Less Distributions Declared to Shareholders:
From net investment income                               (0.737)        (0.636)        (0.214)
In excess of net investment income                           --             --             --
                                                     ----------     ----------     ----------
      Total Distributions Declared to Shareholders       (0.737)        (0.636)        (0.214)
                                                     ----------     ----------     ----------
Net Asset Value - End of Period                      $   13.750     $   13.750     $   13.750
                                                     ----------     ----------     ----------
Total return (c)                                           7.16%          6.37%          0.77%(d)
                                                     ==========     ==========     ==========
Ratios to Average Net Assets:
Expenses (e)                                               0.98%          1.73%          1.59%(f)
Net investment income (e)                                  5.45%          4.70%          4.76%(f)
Portfolio turnover                                           39%            39%            39%
Net assets at end of period (in millions)            $    2,551     $      380     $       (g)

(a) Class C shares were initially offered on August 1, 1997. Per share date reflects activity from that date.

(b) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)   Annualized.

(g)   Rounds to less than one million.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                   Year ended November 30
                                              ------------------------------------------------------------------------
                                                          1996                                1995
                                              ------------------------------------------------------------------------
                                                Class A           Class B           Class A           Class B
----------------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period         $   13.720        $   13.720        $   12.180        $   12.180
                                              ----------        ----------        ----------        ----------
Income from Investment Operations
Net investment income                              0.756             0.656             0.771             0.673
Net realized and unrealized gain (loss)           (0.171)           (0.171)            1.535             1.535
                                              ----------        ----------        ----------        ----------
      Total from Investment Operations             0.585             0.485             2.306             2.208
                                              ----------        ----------        ----------        ----------
Less Distributions Declared to Shareholders
From net investment income                        (0.755)           (0.655)           (0.766)           (0.668)
                                              ----------        ----------        ----------        ----------
Net Asset Value, End of Period                $   13.550        $   13.550        $   13.720        $   13.720
                                              ==========        ==========        ==========        ==========
Total return (a)                                    4.47%             3.70%            19.35%            18.47%
                                              ==========        ==========        ==========        ==========
Ratios to Average Net Assets
Expenses                                            0.99%(b)          1.74%(b)          1.01%(b)          1.76%(b)
Net investment income                               5.61%(b)          4.86%(b)          5.82%(b)          5.07%(b)
Portfolio turnover                                    40%               40%               41%               41%
Net assets at end of period (in millions)     $    2,818        $      427        $    3,111        $      469

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

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


                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees & Transfer Agent

--------------------------------------------------------------------------------

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

John V. Carberry
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (former Dean, Boston College School of Management)

Thomas E. Stitzel
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

Important Information About This Report
The Transfer Agent for Liberty Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Semiannual Report:
Liberty Tax-Exempt Fund

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

                                    LIBERTY
                                    --------
                                       FUNDS

ALL-STAR   Institutional money management approach for individual investors.

COLONIAL   Fixed income and value style equity investing.

CRABBE     A contrarian approach to fixed income and equity investing.
HUSON

NEWPORT    A leader in international investing.(SM)

STEIN ROE  Solutions for growth and income investing.
ADVISOR

[LOGO] KEYPORT  A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY TAX-EXEMPT FUND         Semiannual Report
--------------------------------------------------------------------------------

[LOGO] LIBERTY
       --------
          FUNDS

ALL-STAR * COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR

                                                 753-03/835B-0600 (7/00) 00/1185